Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Expense By Nature [Abstract]
Schedule of Cost of Sales
a)	Cost of sales

Years ended December 31,
	2019	2018	2017
Costs of mining	$33,359	$57,854	$41,397
Crushing and gold recovery costs	51,474	48,981	32,081
Mine site administration costs	8,482	7,342	5,534
Transport and refining	484	269	253
Royalties	4,101	2,792	527
Change in inventories (1)	7,190	(14,975)	(9,974)
Production costs	105,090	102,263	69,818
Depreciation and depletion (1)	9,170	8,600	4,641
Cost of sales (including depreciation and depletion)	$114,260	$110,863	$74,459

(1)

During the year ended December 31, 2019, the Company impaired $9,545 of ore in process inventory (years ended December 31, 2018 and 2017 - $18,819 and $nil, respectively) due to an adjustment in the estimate of recoverable ounces and the net realizable value of the existing ore in process inventory.

Summary of Corporate and Administrative Expenses
b)	Corporate and administrative expenses

Years ended December 31,
	Note	2019	2018	2017
Salaries (1)		$3,190	$3,770	$3,632
Consulting and professional fees (2)		2,230	5,811	1,956
Share-based payments	21b), 21c)	10	894	1,287
Rent and office costs		548	577	359
Administrative and other		949	1,282	1,403
Corporate and administrative expenses		$6,927	$12,334	$8,637

(1)	During the year ended December 31, 2019, salaries included termination benefits of $226 (years ended December 31, 2018 and 2017 - $728 and $708, respectively).
(2)

During the year ended December 31, 2019, consulting and professional fees included transaction costs related to the acquisition of Rye Patch of $nil (years ended December 31, 2018 and 2017 - $2,828 and $nil, respectively).

Summary of Finance Expense (Income), Net
c)	Finance expense (income), net

Years ended December 31,
	Note	2019	2018	2017
Accretion of provision for site reclamation and closure and other provisions		$1,258	$907	$250
Interest on lease liabilities	15	1,037	-	-
Interest on equipment loans payable	14	281	90	-
Interest and accretion on other financial liability		209	49	-
Accretion on loan facility	16	47	-	-
Gain on revaluation of warrant liabilities	18	(30)	(2,222)	(1,338)
Interest on credit facility	17	-	822	-
Settlement gain on other financial liability	19	-	(1,932)	-
Offering expense		-	-	57
Interest on equipment financing		-	-	6
Finance expense (income), net		$2,802	$(2,286)	$(1,025)